Offerings - Offering: 1	Aug. 23, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Registered Shares, $0.01 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	97.84
Maximum Aggregate Offering Price	$ 489,200,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 72,205.92
Offering Note	(1) Represents registered shares, par value $0.01 per share ("Registered Shares") of Bunge Global SA, a Swiss corporation (the "Company"), issuable pursuant to the Bunge 2024 Long-Term Incentive Plan, effective as of May 15, 2024 (the "2024 Plan"). Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement also includes additional Registered Shares of the Company for offer or sale under the 2024 Plan that become issuable under the 2024 Plan by reason of any share dividend, share split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding Registered Shares. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high ($99.01) and low ($96.66) sale prices of the Registered Shares as reported on The New York Stock Exchange on August 23, 2024 which date is within five business days prior to the filing of this registration statement.